Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Property and Equipment Net [Abstract]
Vehicles	$ 515,068
Electronic equipment	177,684	71,968
Production facilities	376,929
Battery and charging swap infrastructure	68,416
Furniture	45,524
Construction in process	601,603
Less: accumulated depreciation	(79,885)	(38,492)
Property and equipment, net	$ 1,705,339	$ 33,476